Goodwill and Intangible Assets, Future Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Estimated Amortization Expense [Abstract]
2024	$ 8
2025	0
2026	0
2027	0
2028	0
Total	$ 8